Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000244569 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000244569 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000244569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244569 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244569 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244569 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244569 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244569 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244569 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244569 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244570 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244570 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244570 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244570 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000244570 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244570 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000244570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244570 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244570 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000244571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000244571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244571 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244571 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%